Interest and Finance Costs	12 Months Ended
Dec. 31, 2012
Interest and Finance Costs [Abstract]:
Interest and Finance Costs [Text Block]

13. Interest and Finance Costs:
The amounts in the accompanying consolidated statements of income are analyzed as follows:

	2010	2011	2012
Interest expense	19,484	21,218	28,485
Interest capitalized	(1,616)	(5,525)	(8,476)
Swap effect	51,839	52,379	48,346
Amortization and write-off of financing costs	1,827	2,747	1,157
Commitment fees	188	4,369	4,921
Bank charges and other	227	253	301
	71,949	75,441	74,734